Founder Preferred Shares Dividend Reserve - Additional Information (Details) € / shares in Units, € in Millions			12 Months Ended
	Dec. 31, 2018 EUR (€) $ / shares shares	Jan. 02, 2018 shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) $ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 € / shares	Dec. 31, 2015 $ / shares	Jan. 12, 2016	Jun. 01, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Preferred stock, conversion terms, weighted average share price (in dollars per share) | $ / shares							$ 11.50
Preference shares, dividend payment terms, weighted average share price, minimum term required				10 days			10 days
Percentage increase in dividend price	20.00%	20.00%	20.00%
Preferred share dividend equivalent								140,220,619
Dividend price per share (in dollars per share) | (per share)	$ 16.7538			$ 16.6516	$ 11.4824	€ 11.4824
Founder Preferred Shares Dividend Reserve | €	$ 372.6		€ 372.6	$ 493.4					€ 531.5
Preference shares, conversion ratio							1
Ordinary shares
Disclosure of classes of share capital [line items]
Share dividend issued (in shares)		8,705,890		8,705,890
Shares issued in the period (in shares)			8,900,000	(16,800,000)
Founder Entities [Member] | Ordinary shares
Disclosure of classes of share capital [line items]
Share dividend issued (in shares)	171,092